CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
CAPITAL RISK MANAGEMENT	CAPITAL RISK MANAGEMENT
Our objectives in managing capital are to ensure we have sufficient available liquidity to meet all our commitments and to execute our business plan. We define capital we manage as equity, indebtedness (including the current portion of our long-term debt, long-term debt, short-term borrowings, the current portion of our lease liabilities, and lease liabilities), net of cash and cash equivalents and derivative instruments.

We manage our capital structure, commitments, and maturities and make adjustments based on general economic conditions, financial markets, operating risks, our investment priorities, and working capital requirements. To maintain or adjust our capital structure, we may, with approval from the Board as necessary, issue or repay debt or short-term borrowings, issue or repurchase shares, pay dividends, or undertake other activities as deemed appropriate under the circumstances. The Board reviews and approves the annual capital and operating budgets, as well as any material transactions that are not part of the ordinary course of business, including proposals for acquisitions or other major financing transactions, investments, or divestitures.

The wholly owned subsidiary through which our credit card programs are operated is regulated by the Office of the Superintendent of Financial Institutions, which requires a minimum level of regulatory capital be maintained. Our subsidiary was in compliance with that requirement as at December 31, 2025 and 2024. The capital requirements are not material to us as at December 31, 2025 or December 31, 2024.
With the exception of our credit card programs and the subsidiary through which they are operated, we are not subject to externally imposed capital requirements.

KEY METRICS AND RATIOS
We monitor adjusted net debt, debt leverage ratio, free cash flow, and available liquidity to manage our capital structure and related risks. These are not standardized financial measures under IFRS and might not be comparable to similar capital management measures disclosed by other companies. A summary of our key metrics and ratios follows, along with a reconciliation between each of these measures and the items presented in the consolidated financial statements.

Adjusted net debt and debt leverage ratio
We monitor adjusted net debt and debt leverage ratio as part of the management of liquidity to sustain future development of our business, conduct valuation-related analyses, and make decisions about capital. In so doing, we typically aim to have an adjusted net debt and debt leverage ratio that allow us to maintain investment-grade credit ratings, which allows us the associated access to capital markets. Our debt leverage ratio can increase due to strategic, long-term investments (for example, to obtain new spectrum licences or to consummate an acquisition) and we work to lower the ratio over time. While our debt leverage ratio has increased as a result of the MLSE Transaction, we intend to manage our debt leverage ratio through combined operational synergies, organic growth in adjusted EBITDA, proceeds from asset sales and monetizations, equity financing, and debt repayment, as applicable. As at December 31, 2025 and 2024, we met our objectives for these metrics.

	As at December 31
(In millions of dollars, except ratios)	2025	2024

Adjusted net debt [1,2]	38,856	43,330
Divided by: trailing 12-month adjusted EBITDA	9,820	9,617

Debt leverage ratio	4.0	4.5
[1] For the purposes of calculating adjusted net debt, we believe adjusting 50% of the value of our subordinated notes is appropriate as this methodology factors in certain circumstances with respect to priority for payment and this approach is commonly used to evaluate debt leverage by rating agencies.
[2] For the purposes of calculating adjusted net debt and debt leverage ratio, we have added the deferred government grant liability relating to our Canada Infrastructure Bank facility to reflect the inclusion of the cash drawings.

Trailing 12-month adjusted EBITDA reflects the combined results of Rogers including MLSE for the period since the MLSE Transaction closed in July 2025 to December 2025 and standalone Rogers results prior to July 2025.

Free cash flow
We use free cash flow to understand how much cash we generate that is available to repay debt or reinvest in our business, which is an important indicator of our financial strength and performance.

As a result of closing the network transaction (see note 28), we have revised the calculation of free cash flow to deduct distributions paid to non-controlling interests to reflect the unavailability of this cash flow to repay debt or reinvest in our company.

		Years ended December 31
(In millions of dollars)	Note	2025	2024

Adjusted EBITDA	5	9,820	9,617
Deduct:
Capital expenditures [1]	8, 33	3,707	4,041
Interest on borrowings, net and capitalized interest	12	1,924	1,986
Cash income taxes [2]		700	545
Distributions paid by subsidiaries to non-controlling interests	28	133	—

Free cash flow		3,356	3,045
[1] Includes additions to property, plant and equipment net of proceeds on disposition and accrued government grants, but does not include expenditures for spectrum licences or additions to right-of-use assets, or assets acquired through business combinations.
[2] Cash income taxes are net of refunds received.

		Years ended December 31
(In millions of dollars)	Note	2025	2024

Cash provided by operating activities		6,059	5,680
Add (deduct):
Capital expenditures	8, 33	(3,707)	(4,041)
Interest on borrowings, net and capitalized interest	12	(1,924)	(1,986)
Interest paid, net		2,070	2,087
Restructuring, acquisition and other	11	439	406
Program rights amortization	10	(86)	(63)
Change in net operating assets and liabilities	33	592	876
Distributions paid by subsidiaries to non-controlling interests	28	(133)	—
Post-employment benefit contributions, net of expense	27	(75)	(82)
Cash flows relating to other operating activities		128	166
Other investment losses (income)	13	(7)	2

Free cash flow		3,356	3,045

Available liquidity
Available liquidity fluctuates based on business circumstances. We continually manage (including through monitoring our access to capital markets), and aim to have sufficient, available liquidity at all times to help protect our ability to meet all our commitments (operationally and for maturing debt obligations), to execute our business plan (including to acquire spectrum licences or consummate acquisitions), to mitigate the risk of economic downturns, and for other unforeseen circumstances. As at December 31, 2025 and 2024, we had sufficient liquidity available to us to meet this objective.

Below is a summary of our total available liquidity from our cash and cash equivalents, bank credit facilities, letters of credit facilities, and short-term borrowings, including our receivables securitization program and our US dollar-denominated commercial paper (US CP) program.

Our Canada Infrastructure Bank credit agreement (see note 25) is not included in available liquidity as it can only be drawn upon for use in broadband projects under the Universal Broadband Fund, and therefore is not available for other general purposes. This year, we borrowed $71 million (2024 - $64 million) under this facility.

As at December 31, 2025		Total sources	Drawn	Letters of credit	Net available
(In millions of dollars)	Note

Cash and cash equivalents		1,344	—	—	1,344
Bank credit facilities [1]:
Revolving	25	4,260	115	10	4,135
Non-revolving	22	2,300	2,300	—	—
Outstanding letters of credit	25	45	—	45	—
Receivables securitization [1]	22	2,400	2,000	—	400

Total		10,349	4,415	55	5,879
[1] The total liquidity sources under our bank credit facilities and receivables securitization represents the total credit limits per the relevant agreements. The amount drawn and letters of credit are currently outstanding under those agreements.

As at December 31, 2024		Total sources	Drawn	Letters of credit	US CP program [1]	Net available
(In millions of dollars)	Note

Cash and cash equivalents		898	—	—	—	898
Bank credit facilities [2]:
Revolving	25	4,000	—	10	455	3,535
Non-revolving	22	500	500	—	—	—
Outstanding letters of credit	25	3	—	3	—	—
Receivables securitization [2]	22	2,400	2,000	—	—	400

Total		7,801	2,500	13	455	4,833
[1] The US CP program amounts are gross of the discount on issuance.
[2] The total liquidity sources under our bank credit facilities and receivables securitization represents the total credit limits per the relevant agreements. The amount drawn and letters of credit are currently outstanding under those agreements. The US CP program amount represents our then outstanding US CP borrowings that were backstopped by our revolving credit facility.